Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9 .	STOCK-BASED COMPENSATION
On May 14, 2019, the Company’s shareholders approved the LINKBANCORP, Inc. 2019 Equity Incentive Plan (the “Plan”). The Plan authorizes the issuance or delivery to participants of up to

450,000
shares of LINKBANCORP common stock pursuant to grants of incentive and non-statutory
stock options. The Plan is administered by the members of LINKBANCORP’s Compensation Committee (the “Committee”). Unless the Committee specifies a different vesting schedule, awards under the Plan shall be granted with a vesting rate of
 20
percent per year. Vesting may be accelerated under certain conditions or at the discretion of the Committee at any time. Employees and directors of LINKBANCORP or its subsidiaries are eligible to receive awards under the plan, except that nonemployees may not be granted incentive stock options. Stock options are either “incentive” stock options or “nonqualified” stock options. Incentive stock options have certain tax advantages and must comply with the requirements of Section 422 of the Internal Revenue Code. The table below provides details of the Company’s stock options at June 30, 2022.

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in ‘000s)
Outstanding, December 31, 2021	421,500	$10.46	7.9	$780
Granted	—
Expired/terminated	(5,600)	12.00	8.3
Exercised	(12,000)	10.00	—

Outstanding, June 30, 2022	403,900	$10.86	7.4	$—

Exercisable at period end	195,700	$10.08	7.1	$—

The exercise prices
for options outstanding as of
June
 3
0
, 2022 ranged from $10.00 to $14.50. Because the stock options issued by the Company historically relate to LINKBANK employees and given the reverse acquisition accounting described in Note 1 paired with the timing of the Merger between the Company and
GNBF, the Company recognized no compensation expense during the six months ended June 30, 2021. The Company recognized compensation expense of $39 during the six months ended June 30, 2022. At June 30, 2022, the total unrecognized stock-based compensation costs totaled $169 and will be recognized ratably as expense through December 31, 2026.
On May 26, 2022, the Company’s shareholders approved the LINKBANCORP, Inc. 2022 Equity Incentive Plan (the “2022 Equity Incentive Plan”). The Plan authorizes the issuance or delivery to participants of up to 475,000 shares of the Company’s common stock pursuant to grants of restricted stock, restricted stock units, stock options, and non-qualified
stock options. The Plan is administered by the members of LINKBANCORP’s Compensation Committee (the “Committee”). At least 95% of the awards under the 2022 Equity Incentive Plan will vest no earlier than one year after the grant date.

16.	STOCK-BASED COMPENSATION
As a result of the Merger, the Company assumed the LINKBANCORP, Inc. 2019 Equity Incentive Plan (the “Plan”).The Plan authorizes the issuance or delivery to participants of up to 450,000 shares of LINKBANCORP, Inc. common stock pursuant to grants of incentive and non-statutory
stock options. The Plan is administered by the members of LINKBANCORP, Inc.’s Compensation Committee (the “Committee”). Unless the Committee specifies a different vesting schedule, awards under the Plan shall be granted with a vesting rate of 20 percent per year. Vesting may be accelerated under certain conditions or at the discretion of the Committee at any time. Employees and directors of LINKBANCORP, Inc. or its subsidiaries are eligible to receive awards under the plan, except that nonemployees may not be granted incentive stock options. Stock options are either “incentive” stock options or “nonqualified” stock options. Incentive stock options have certain tax advantages and must comply with the requirements of Section 422 of the Internal Revenue Code. The table below provides details of the Company’s stock options at December 31, 2021.

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in ‘000s)
Outstanding, December 31, 2020	—	$—	—	$—
Assumed in business combination	406,000	10.19	7.9
Granted	35,500	12.26	7.9
Expired/terminated	(8,000)	12.00	—
Exercised	(12,000)	10.00	—

Outstanding, December 31, 2021	421,500	$10.46	7.9	$780

Exercisable at period end	145,200	$10.04	7.5	$315

The exercise prices for options outstanding as of December 31, 2021 ranged from $10.00 to $14.50. Because the stock options issued by the Company historically relate to LINKBANK employees and given the reverse acquisition accounting described in Note 1 paired with the timing of the Merger between the Company and GNBF, the Company recognized no compensation expense during the years ended December 31, 2021 and 2020.
The Company determined the expected life of the stock options using a simplified method approach allowed for plain-vanilla share options. The risk-free interest rate is based on the U.S. treasury yield curve in effect as of the grant date. Expected volatility was determined using the calculated value method of an option pricing model that substitutes the historical volatility of an appropriate industry/sector index for the expected volatility.

	December 31,
	2021	2020
Weighted average fair value of options granted	$1.13	$0.25
Dividend yield	0.00%	0.00%
Expected volatility	4.36%	4.36%
Risk-free interest rate	0.08%	0.62%
Expected life (in years)	7.0	6.0
Assumed forfeiture rate	8.00%	8.00%
Additional information related to the stock option plan during each year follows:

	December 31,
	2021	2020
Stock-based compensation expense recognized	$25	$—
Number of unvested stock options	276,300	—
Fair value of unvested stock options	$210	$—
Amount remaining to be recognized as expense	$218	$—
The remaining amount of $218 will be recognized ratably as expense through December 31, 2026.